Subsequent Events	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

During the period from January 1, 2020 to March 20, 2020, contributions of $12,210,400 were made to the Partnership and withdrawals of $1,007,834 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 20, 2020, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.

Millburn Multi-Markets Trading L.P. [Member]
SUBSEQUENT EVENTS

10.	SUBSEQUENT EVENTS

During the period from January 1, 2020 to March 20, 2020, contributions of $221,314,400 were made to the Partnership and withdrawals of $5,138,002 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 20, 2020, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.